SA Multi-Managed Large Cap Value Portfolio Expense Example - SA Multi-Managed Large Cap Value Portfolio	Mar. 31, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	$ 1,340